Share-based Compensation (Details 3) In Thousands, except Share data, unless otherwise specified	12 Months Ended																0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Options USD ($)	Dec. 31, 2014 Options CNY	Dec. 31, 2013 Options CNY	Dec. 31, 2012 Options CNY	Dec. 31, 2013 Options Minimum	Dec. 31, 2012 Options Minimum	Dec. 31, 2013 Options Maximum	Dec. 31, 2012 Options Maximum	Dec. 31, 2014 Non-vested restricted shares USD ($)	Dec. 31, 2014 Non-vested restricted shares CNY	Dec. 31, 2013 Non-vested restricted shares CNY	Dec. 31, 2012 Non-vested restricted shares CNY	Apr. 24, 2014 Employee Stock Option	Feb. 26, 2014 Employee Stock Option	Feb. 26, 2014 Executive Employees Stock Option
Share-based Compensation
Weighted-average grant date fair value (in RMB / dollars per share)	$ 1.06	6.53	4.56	7.40
Significant assumptions used in estimating fair values of stock options
Suboptimal exercise factor					2.0	2.0			2.0	2.0	2.5	2.5
Risk-free interest rate (as a percent)					4.34%	4.34%			3.59%	3.33%	3.69%	3.50%
Volatility (as a percent)					38.70%	38.70%			39.50%	40.60%	46.70%	41.20%
Dividend yield (as a percent)					0.00%	0.00%	0.00%	0.00%			0.00%	0.00%
Life of option					10 years	10 years	10 years	10 years
Summary of option activities
Outstanding at the beginning of the period (in shares)					1,582,080	1,582,080
Granted (in shares)					35,000	35,000											35,000
Cancellation and termination (in shares)					(22,824)	(22,824)
Exercised (in shares)					(300,400)	(300,400)
Outstanding at the end of the period (in shares)					1,293,856	1,293,856
Vested and expected to vest at the end of the period (in shares)					1,235,435	1,235,435
Options exercisable at the end of the period (in shares)					1,095,520	1,095,520
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)					$ 1.46
Granted (in dollars per share)					$ 2.36
Cancellation and termination (in dollars per share)					$ 1.90
Exercised (in dollars per share)					$ 1.00
Outstanding at the end of the period (in dollars per share)					$ 1.04
Vested and expected to vest at the end of the period (in dollars per share)					$ 1.04
Options exercisable at the end of the period (in dollars per share)					$ 1.01
Weighted Average Remaining Contractual Term
Outstanding at the beginning of the period					5 years 3 months 18 days	5 years 3 months 18 days	6 years 1 month 6 days
Outstanding at the end of the period					5 years 3 months 18 days	5 years 3 months 18 days	6 years 1 month 6 days
Vested and expected to vest at the end of the period					5 years 3 months 18 days	5 years 3 months 18 days
Options exercisable at the end of the period					5 years 1 month 6 days	5 years 1 month 6 days
Aggregate Intrinsic Value of Options
Outstanding at the beginning of the period (in dollars)					$ 2,037
Outstanding at the end of the period (in dollars)					592
Vested and expected to vest at the end of the period (in dollars)					566
Options exercisable at the end of the period (in dollars)					516
Additional disclosures
Unrecognized compensation expense related to unvested share-based compensation arrangements (in dollars)					200	944							1,200	7,651
Weighted-average period for recognition of unrecognized compensation expense					8 months 9 days	8 months 9 days							11 months 1 day	11 months 1 day
Total intrinsic value of options exercised (in dollars)					200	1,389	8,614	928
Fair value of shares vested (in dollars)													$ 1,400	8,441	8,001	4,765
Summary of non-vested restricted shares activity
Non-vested restricted shares outstanding at the beginning of the period (in shares)													1,449,446	1,449,446
Granted (in shares)													521,660	521,660				193,660	328,000
Vested (in shares)													(755,342)	(755,342)
Cancellation and termination (in shares)													(108,572)	(108,572)
Non-vested restricted shares outstanding at the end of the period (in shares)					1,107,192	1,107,192							1,107,192	1,107,192
Weighted-Average Grant Date Fair Value
Non-vested restricted shares outstanding at the beginning of the period (in dollars per share)													$ 2.64
Granted (in dollars per share)													$ 3.04
Vested (in dollars per share)													$ 2.83
Cancellation and termination (in dollars per share)													$ 2.58
Non-vested restricted shares outstanding at the end of the period (in dollars per share)													$ 2.71